3 Segment Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	£ 312	£ 149	£ 149
Continuing Operations [Member]
Disclosure of operating segments [line items]
Revenue	312	149	149
Continuing Operations [Member] | UNITED KINGDOM
Disclosure of operating segments [line items]
Revenue	197	149	79
Continuing Operations [Member] | Rest of Europe [Member]
Disclosure of operating segments [line items]
Revenue	55		70
Continuing Operations [Member] | Rest of the World [Member]
Disclosure of operating segments [line items]
Revenue	60
Discontinued Operations [Member]
Disclosure of operating segments [line items]
Revenue	£ 312	4,031	6,758
Discontinued Operations [Member] | UNITED STATES
Disclosure of operating segments [line items]
Revenue		£ 3,882	£ 6,609